Accounts Receivable And Contract Assets	12 Months Ended
Dec. 31, 2021
Accounts Receivable And Contract Assets [Abstract]
Accounts Receivable And Contract Assets
3. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
Accounts receivable and contract assets, net of allowance for credit losses, consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Accounts receivable, gross	130,498	33,081	5,191
Allowance for credit losses	—	—	—

Accounts receivable, net	130,498	33,081	5,191

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Contract assets, gross	227,391	253,780	39,824
Allowance for credit losses	—	—	—

Contract assets, net	227,391	253,780	39,824

No allowance for credit losses was recorded as of December
31
,
2020
and
2021
.